United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/21

Date of Reporting Period: 05/31/21

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2021

Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Hermes Government Ultrashort Fund
Fund Established 1997

A Portfolio of Federated Hermes Institutional Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from June 1, 2020 through May 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Government Ultrashort Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended May 31, 2021, was 0.32% for Class A Shares, 0.57% for Institutional Shares, 0.37% for Service Shares and 0.49% for Class R6 Shares. The 0.57% total return for Institutional Shares for the reporting period consisted of 0.27% in dividends and a 0.30% increase in the net asset value of the shares. The total return of the ICE BofA US 6-Month Treasury Bill Index (IBA6MT),2 the Fund’s broad-based securities market index, was 0.19% for the same period. The Fund’s total return for the most recently completed fiscal period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.
The Fund’s investment strategy focused on the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”) and the selection of individual securities3 within each sector (referred to as “security selection”). These were the most significant factors affecting the Fund’s performance relative to the IBA6MT.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the IBA6MT.
MARKET OVERVIEW
After extraordinary and unprecedented action by the Federal Reserve (“the Fed”) in the spring of 2020, the Fed kept short-term interest rates within a 0% to 0.25% Federal Funds Target Range for the 12-month period ended May 31, 2021. The Fed continued to purchase $120 billion of Treasury and agency mortgage-backed securities on a monthly basis throughout the reporting period, in order to provide support to the functioning of these critical markets and to the economy as a whole. The economy contracted severely early in the reporting period, as attempts to contain the spread of the virus closed schools and businesses across the country. Congress passed sizable fiscal stimulus packages leading into the reporting period, and the combination of individual stimulus payments, extended unemployment benefits, and support for small businesses through paycheck protection programs and other aid likely contributed to a faster economic rebound in the second half of 2020 than many had expected. Many of the Fed’s emergency lending facilities pursuant to Section 13(3) of the Federal Reserve Act, became operational during the first half of the reporting period, and the Fed continued to expand the programs as need be throughout that time. By the end of the year, the Administration determined that market conditions had improved to the point where many of these emergency programs were no longer needed, and all but a few programs came to an end as of December 31, 2020.
Annual Shareholder Report

Despite the faster than expected turnaround in the economy, spurred by the consumer and interest rate-sensitive sectors such as housing that benefited from the Fed’s accommodative monetary policy stance, the Fed maintained that there was much progress still to be made towards the achievement of the Fed’s dual mandate of maximum employment and price stability. In September, the Fed announced the adoption of a flexible average inflation targeting stance, whereby the Fed would allow inflation to rise above 2% for a period before taking action. The Fed also noted that employment remained well below pre-pandemic levels. The market headed into 2021 with the belief that the Fed was likely to maintain its current level of asset purchases and near zero rate policy for an extended period.
With a faster pace of vaccinations than originally anticipated in early 2021, the economy continued to recover more rapidly than expected. As fears over potential price pressures grew, Fed officials continued to maintain that rising prices in some sectors were reflective of supply chain disruptions and therefore transient in nature. Inflation fears aside, rates at the front end of the yield curve were pressured down to the zero lower bound beginning in late February, as growing demand for cash investments overwhelmed declining Treasury bill supply. These strained market conditions lasted through the end of the reporting period in May, likely exacerbated by the reluctance of banks to continue to take in deposits as reserves continued to climb ever higher.
Against this backdrop, the yield on the 2-year Treasury security remained within the bounds of the Fed Funds Target range, starting the period at 0.16% and trading from a high of 0.23% in mid-June 2020 to a low of 0.11% in early February 2021 before closing the reporting period at 0.15%. This movement within the relatively narrow range was more a reflection of technical factors related to the issuance of Treasury securities rather than any change in market expectations with respect to Fed policy.
SECTOR
As of the end of the reporting period, approximately 53% of the portfolio holdings were in agency mortgage-backed securities (MBS),4 down from approximately 60% at the end of May 2020. This sector offered incremental yield relative to traditional government money market securities through higher yields, as yields on short-term Treasury and agency securities remained at extremely low levels. The Fed’s purchases of agency MBS, while not concentrated in the short-duration floating rate securities that the Fund typically holds, continued to provide support to the broader MBS market throughout the reporting period. As a result, the net asset value of the Fund increased from $9.93 at the beginning of the reporting period to $9.96 by the end, and this sector contributed to the outperformance of the Fund relative to the IBA6MT benchmark over the period.
Annual Shareholder Report

SECURITY SELECTION
The Fund invests primarily in two types of mortgage-backed securities: hybrid-arm pass-throughs and floating-rate collateralized mortgage obligations (CMOs). These types of MBS held within the portfolio typically have less spread and price volatility than fixed-rate MBS. During the reporting period, Fund management continued to favor floating-rate CMOs because of their relatively low price volatility, shorter reset frequencies and the incremental yield available relative to traditional government money market securities. As of the end of the reporting period, virtually all of the Fund’s MBS exposure, or 53% of the Fund’s assets were allocated to this security type. These holdings reset off of the rate offered on 1-Month LIBOR, which continued to lag movements in other short-term markets during the period. As a result, the income earned by these holdings was attractive relative to other short-term government money market alternatives and benefitted Fund performance during the reporting period.

The Fund is not a “money market” fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant SEC rules. The Fund is not governed by those rules, and its shares will fluctuate in value.

Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and further information about, the IBA6MT. During the reporting period, the name of the IBA6MT changed from “ICE BofA ML” to “ICE BofA.”
3
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Government Ultrashort Fund from July 31, 2011 to May 31, 2021, compared to the ICE BofA US 6-Month Treasury Bill Index (IBA6MT).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of May 31, 2021
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 5/31/2021
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	0.32%	1.03%	0.42%
Institutional Shares	0.57%	1.39%	0.84%
Service Shares	0.37%	1.29%	0.73%
Class R6 Shares[3]	0.49%	1.39%	0.70%
IBA6MT	0.19%	1.38%	0.80%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Effective December 1, 2019 the maximum 2.00% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge. The Fund’s performance assumes the reinvestment of all dividends and distributions. The IBA6MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2
The IBA6MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The IBA6MT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. During the reporting period, the name of the IBA6MT changed from “ICE BofA ML” to “ICE BofA.”
3
The Fund’s Class R6 Shares commenced operations on March 29, 2016. For the periods prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares Class. The performance of the Institutional Shares Class has not been adjusted to reflect the expenses of the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares Class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s portfolio composition1 was as follows:
Investment Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	53.4%
U.S. Government Agency Securities	8.6%
U.S. Treasury Securities	6.9%
Repurchase Agreements	31.3%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
May 31, 2021
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 53.0%
		Federal Home Loan Mortgage Corporation REMIC— 17.5%
$ 130,423		Series 242, Class F29, 0.350% (1-month USLIBOR +0.250%), 11/15/2036	$130,845
96,229		Series 244, Class F22, 0.450% (1-month USLIBOR +0.350%), 12/15/2036	96,705
226,724		Series 244, Class F30, 0.400% (1-month USLIBOR +0.300%), 12/15/2036	227,714
448		Series 1146, Class E, 1.150% (1-month USLIBOR +1.050%), 9/15/2021	448
84,492		Series 1534, Class J, 1.000% (1-month USLIBOR +0.900%), 6/15/2023	84,939
116,495		Series 1632, Class FB, 1.300% (1-month USLIBOR +1.200%), 11/15/2023	117,326
102,088		Series 2111, Class MA, 0.600% (1-month USLIBOR +0.500%), 1/15/2029	102,731
104,308		Series 2111, Class MB, 0.600% (1-month USLIBOR +0.500%), 1/15/2029	104,964
106,527		Series 2111, Class MC, 0.600% (1-month USLIBOR +0.500%), 1/15/2029	107,197
69,963		Series 2286, Class FA, 0.500% (1-month USLIBOR +0.400%), 2/15/2031	70,347
44		Series 2292, Class KF, 0.341% (1-month USLIBOR +0.250%), 7/25/2022	44
151,948		Series 2296, Class FC, 0.600% (1-month USLIBOR +0.500%), 6/15/2029	153,386
244,864		Series 2326, Class FJ, 1.050% (1-month USLIBOR +0.950%), 6/15/2031	249,897
386,030		Series 2344, Class FP, 1.050% (1-month USLIBOR +0.950%), 8/15/2031	394,090
176,553		Series 2367, Class FG, 0.720% (1-month USLIBOR +0.620%), 6/15/2031	179,146
70,960		Series 2380, Class FI, 0.700% (1-month USLIBOR +0.600%), 6/15/2031	71,956
421,531		Series 2380, Class FL, 0.700% (1-month USLIBOR +0.600%), 11/15/2031	425,701
234,347		Series 2386, Class FE, 0.800% (1-month USLIBOR +0.700%), 6/15/2031	238,297
95,273		Series 2389, Class FI, 0.850% (1-month USLIBOR +0.750%), 6/15/2031	96,994
21,310		Series 2395, Class FT, 0.550% (1-month USLIBOR +0.450%), 12/15/2031	21,463
33,950		Series 2396, Class FL, 0.700% (1-month USLIBOR +0.600%), 12/15/2031	34,376
265,902		Series 2412, Class OF, 1.050% (1-month USLIBOR +0.950%), 12/15/2031	271,688
218,887		Series 2418, Class FO, 1.000% (1-month USLIBOR +0.900%), 2/15/2032	221,642
80,260		Series 2451, Class FC, 1.100% (1-month USLIBOR +1.000%), 5/15/2031	82,086
8,427		Series 2452, Class FG, 0.650% (1-month USLIBOR +0.550%), 3/15/2032	8,541
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation REMIC— continued
$ 122,711		Series 2460, Class FE, 1.100% (1-month USLIBOR +1.000%), 6/15/2032	$125,488
59,551		Series 2470, Class FI, 0.500% (1-month USLIBOR +0.400%), 10/15/2026	59,904
81,369		Series 2470, Class FW, 1.100% (1-month USLIBOR +1.000%), 5/15/2031	83,221
77,907		Series 2470, Class FX, 1.100% (1-month USLIBOR +1.000%), 5/15/2031	79,680
123,262		Series 2470, Class GF, 1.100% (1-month USLIBOR +1.000%), 6/15/2032	126,052
67,198		Series 2471, Class FS, 0.600% (1-month USLIBOR +0.500%), 2/15/2032	67,993
312,920		Series 2475, Class FL, 1.100% (1-month USLIBOR +1.000%), 2/15/2032	320,401
208,613		Series 2476, Class FC, 1.100% (1-month USLIBOR +1.000%), 2/15/2032	213,600
131,790		Series 2477, Class FD, 0.500% (1-month USLIBOR +0.400%), 7/15/2032	133,025
160,812		Series 2479, Class FA, 0.500% (1-month USLIBOR +0.400%), 8/15/2032	161,930
59,767		Series 2481, Class FC, 1.100% (1-month USLIBOR +1.000%), 5/15/2031	61,138
147,950		Series 2493, Class F, 0.500% (1-month USLIBOR +0.400%), 9/15/2029	149,196
179,398		Series 2495, Class F, 0.500% (1-month USLIBOR +0.400%), 9/15/2032	180,223
127,557		Series 2498, Class HF, 1.100% (1-month USLIBOR +1.000%), 6/15/2032	130,444
74,805		Series 2504, Class FP, 0.600% (1-month USLIBOR +0.500%), 3/15/2032	75,694
287,411		Series 2526, Class FC, 0.500% (1-month USLIBOR +0.400%), 11/15/2032	289,216
226,632		Series 2530, Class FK, 0.500% (1-month USLIBOR +0.400%), 6/15/2029	228,178
377,641		Series 2551, Class FD, 0.500% (1-month USLIBOR +0.400%), 1/15/2033	380,218
111,550		Series 2571, Class FK, 0.600% (1-month USLIBOR +0.500%), 9/15/2023	112,032
65,018		Series 2610, Class FD, 0.600% (1-month USLIBOR +0.500%), 12/15/2032	65,747
1,155,418		Series 2631, Class FC, 0.500% (1-month USLIBOR +0.400%), 6/15/2033	1,161,853
251,290		Series 2671, Class F, 0.550% (1-month USLIBOR +0.450%), 9/15/2033	253,851
341,682		Series 2684, Class FV, 1.000% (1-month USLIBOR +0.900%), 10/15/2033	349,191
1,346,156		Series 2750, Class FG, 0.514% (1-month USLIBOR +0.400%), 2/15/2034	1,354,323
3,284,642		Series 2750, Class FH, 0.614% (1-month USLIBOR +0.500%), 2/15/2034	3,318,502
223,229		Series 2796, Class FD, 0.450% (1-month USLIBOR +0.350%), 7/15/2026	224,421
584,726		Series 2812, Class LF, 0.500% (1-month USLIBOR +0.400%), 6/15/2034	588,783
426,049		Series 3036, Class NF, 0.400% (1-month USLIBOR +0.300%), 8/15/2035	427,362
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation REMIC— continued
$ 90,101		Series 3085, Class FW, 0.800% (1-month USLIBOR +0.700%), 8/15/2035	$91,867
625,100		Series 3085, Class VF, 0.420% (1-month USLIBOR +0.320%), 12/15/2035	627,233
645,995		Series 3184, Class JF, 0.500% (1-month USLIBOR +0.400%), 7/15/2036	651,142
538,047		Series 3191, Class FE, 0.500% (1-month USLIBOR +0.400%), 7/15/2036	542,116
53,634		Series 3300, Class FA, 0.400% (1-month USLIBOR +0.300%), 8/15/2035	53,803
53,824		Series 3325, Class NF, 0.400% (1-month USLIBOR +0.300%), 8/15/2035	53,994
685,865		Series 3380, Class FP, 0.450% (1-month USLIBOR +0.350%), 11/15/2036	689,900
516,412		Series 3542, Class NF, 0.850% (1-month USLIBOR +0.750%), 7/15/2036	526,825
14,285,109		Series 4826, Class KF, 0.400% (1-month USLIBOR +0.300%), 9/15/2048	14,308,784
28,841,755		Series 4915, Class FD, 0.541% (1-month USLIBOR +0.450%), 9/25/2049	28,983,155
5,378,535		Series 4925, Class FH, 0.491% (1-month USLIBOR +0.400%), 10/25/2049	5,418,822
6,030,958		Series 4936, Class PF, 0.591% (1-month USLIBOR +0.500%), 12/25/2049	6,062,283
24,018,987		Series 4944, Class HF, 0.541% (1-month USLIBOR +0.450%), 1/25/2050	24,209,337
11,428,671		Series 4965, Class KF, 0.741% (1-month USLIBOR +0.650%), 4/25/2050	11,588,897
19,121,173		Series KF85, Class AL, 0.407% (1-month USLIBOR +0.300%), 8/25/2030	19,148,237
23,117,550		Series KF86, Class AS, 0.330% (Secured Overnight Financing Rate +0.320%), 8/25/2027	23,157,804
25,000,000		Series KF87, Class AL, 0.457% (1-month USLIBOR +0.350%), 8/25/2030	25,088,188
16,000,000		Series KF88, Class AL, 0.437% (1-month USLIBOR +0.330%), 9/25/2030	16,034,677
		TOTAL	191,451,253
		Federal National Mortgage Association REMIC— 16.5%
25,925		Series 1993-62, Class FA, 1.577% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	26,172
62,876		Series 1993-165, Class FE, 1.241% (1-month USLIBOR +1.150%), 9/25/2023	63,310
70,758		Series 1998-22, Class FA, 0.497% (1-month USLIBOR +0.400%), 4/18/2028	70,955
22,437		Series 2000-34, Class F, 0.541% (1-month USLIBOR +0.450%), 10/25/2030	22,590
13,335		Series 2000-37, Class FA, 0.591% (1-month USLIBOR +0.500%), 11/25/2030	13,437
20,783		Series 2001-34, Class FB, 0.397% (1-month USLIBOR +0.300%), 12/18/2028	20,805
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 32,898		Series 2001-34, Class FL, 0.591% (1-month USLIBOR +0.500%), 8/25/2031	$33,176
226,521		Series 2001-46, Class F, 0.497% (1-month USLIBOR +0.400%), 9/18/2031	227,549
160,023		Series 2001-53, Class FX, 0.441% (1-month USLIBOR +0.350%), 10/25/2031	160,591
355,668		Series 2001-56, Class FG, 0.591% (1-month USLIBOR +0.500%), 10/25/2031	359,040
114,385		Series 2001-68, Class FD, 0.591% (1-month USLIBOR +0.500%), 12/25/2031	115,420
140,468		Series 2002-4, Class FJ, 0.541% (1-month USLIBOR +0.450%), 2/25/2032	141,464
180,329		Series 2002-8, Class FA, 0.847% (1-month USLIBOR +0.750%), 3/18/2032	183,713
228,965		Series 2002-9, Class FH, 0.591% (1-month USLIBOR +0.500%), 3/25/2032	230,881
220,238		Series 2002-17, Class JF, 1.091% (1-month USLIBOR +1.000%), 4/25/2032	225,491
215,870		Series 2002-34, Class FC, 1.097% (1-month USLIBOR +1.000%), 12/18/2031	220,805
132,510		Series 2002-37, Class F, 0.891% (1-month USLIBOR +0.800%), 11/25/2031	134,624
7,690		Series 2002-39, Class FB, 0.647% (1-month USLIBOR +0.550%), 3/18/2032	7,793
66,525		Series 2002-41, Class F, 0.641% (1-month USLIBOR +0.550%), 7/25/2032	67,216
658,490		Series 2002-47, Class NF, 1.091% (1-month USLIBOR +1.000%), 4/25/2032	673,461
102,697		Series 2002-52, Class FD, 0.591% (1-month USLIBOR +0.500%), 9/25/2032	103,739
135,132		Series 2002-53, Class FG, 1.191% (1-month USLIBOR +1.100%), 7/25/2032	138,579
440,489		Series 2002-58, Class FD, 0.691% (1-month USLIBOR +0.600%), 8/25/2032	447,126
158,127		Series 2002-64, Class FJ, 1.091% (1-month USLIBOR +1.000%), 4/25/2032	161,899
97,129		Series 2002-74, Class FV, 0.541% (1-month USLIBOR +0.450%), 11/25/2032	97,646
91,588		Series 2002-75, Class FD, 1.097% (1-month USLIBOR +1.000%), 11/18/2032	93,782
313,147		Series 2002-77, Class FH, 0.497% (1-month USLIBOR +0.400%), 12/18/2032	315,223
60,402		Series 2002-82, Class FB, 0.591% (1-month USLIBOR +0.500%), 12/25/2032	61,131
233,854		Series 2002-82, Class FC, 1.091% (1-month USLIBOR +1.000%), 9/25/2032	239,410
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 80,737		Series 2002-82, Class FG, 0.541% (1-month USLIBOR +0.450%), 12/25/2032	$81,423
435,200		Series 2002-89, Class F, 0.391% (1-month USLIBOR +0.300%), 1/25/2033	436,632
93,540		Series 2002-90, Class FH, 0.591% (1-month USLIBOR +0.500%), 9/25/2032	94,639
893,327		Series 2002-93, Class FJ, 0.641% (1-month USLIBOR +0.550%), 1/25/2033	902,941
103,548		Series 2003-2, Class FA, 0.591% (1-month USLIBOR +0.500%), 2/25/2033	104,797
118,648		Series 2003-14, Class FT, 0.591% (1-month USLIBOR +0.500%), 3/25/2033	120,147
246,337		Series 2003-19, Class FY, 0.491% (1-month USLIBOR +0.400%), 3/25/2033	248,427
170,939		Series 2003-21, Class TF, 0.541% (1-month USLIBOR +0.450%), 3/25/2033	172,624
323,526		Series 2003-66, Class FA, 0.441% (1-month USLIBOR +0.350%), 7/25/2033	324,891
356,539		Series 2003-79, Class FC, 0.541% (1-month USLIBOR +0.450%), 8/25/2033	359,417
196,520		Series 2003-102, Class FT, 0.491% (1-month USLIBOR +0.400%), 10/25/2033	197,809
481,073		Series 2003-107, Class FD, 0.591% (1-month USLIBOR +0.500%), 11/25/2033	485,606
1,162,765		Series 2003-116, Class HF, 0.641% (1-month USLIBOR +0.550%), 11/25/2033	1,175,447
374,360		Series 2003-121, Class FD, 0.491% (1-month USLIBOR +0.400%), 12/25/2033	377,199
591,163		Series 2004-2, Class FW, 0.491% (1-month USLIBOR +0.400%), 2/25/2034	595,409
758,795		Series 2004-17, Class FT, 0.491% (1-month USLIBOR +0.400%), 4/25/2034	763,364
506,421		Series 2004-49, Class FN, 0.491% (1-month USLIBOR +0.400%), 7/25/2034	509,430
1,294,859		Series 2004-49, Class FQ, 0.541% (1-month USLIBOR +0.450%), 7/25/2034	1,303,562
1,070,985		Series 2004-51, Class FY, 0.471% (1-month USLIBOR +0.380%), 7/25/2034	1,076,174
501,304		Series 2004-53, Class FC, 0.541% (1-month USLIBOR +0.450%), 7/25/2034	505,450
330,067		Series 2004-64, Class FW, 0.541% (1-month USLIBOR +0.450%), 8/25/2034	332,775
483,665		Series 2005-104, Class FA, 0.491% (1-month USLIBOR +0.400%), 12/25/2035	486,873
2,001,638		Series 2006-75, Class FP, 0.391% (1-month USLIBOR +0.300%), 8/25/2036	2,009,618
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association REMIC— continued
$ 427,057		Series 2006-79, Class DF, 0.441% (1-month USLIBOR +0.350%), 8/25/2036	$429,498
641,155		REMIC, Series 2006-81, Class FA, 0.441% (1-month USLIBOR +0.350%), 9/25/2036	645,208
1,453,680		Series 2006-90, Class FE, 0.541% (1-month USLIBOR +0.450%), 9/25/2036	1,468,164
695,067		Series 2006-98, Class FB, 0.401% (1-month USLIBOR +0.310%), 10/25/2036	697,406
2,426,661		REMIC, Series 2006-W1, Class 2AF1, 0.311% (1-month USLIBOR +0.220%), 2/25/2046	2,398,154
719,409		Series 2008-52, Class FD, 0.441% (1-month USLIBOR +0.350%), 6/25/2036	722,922
1,395,736		Series 2009-57, Class NF, 0.691% (1-month USLIBOR +0.600%), 2/25/2037	1,406,683
156,861		Series 2009-63, Class FB, 0.591% (1-month USLIBOR +0.500%), 8/25/2039	158,781
10,008,633		Series 2012-116, Class FA, 0.391% (1-month USLIBOR +0.300%), 10/25/2042	10,031,417
6,331,350		Series 2018-31, Class FD, 0.391% (1-month USLIBOR +0.300%), 5/25/2048	6,350,533
17,878,351		REMIC, Series 2018-70, Class HF, 0.441% (1-month USLIBOR +0.350%), 10/25/2058	17,964,034
11,724,664		Series 2018-95, Class FB, 0.491% (1-month USLIBOR +0.400%), 1/25/2049	11,779,923
19,092,820		Series 2019-35, Class FA, 0.491% (1-month USLIBOR +0.400%), 7/25/2049	19,212,000
34,558,273		Series 2019-41, Class FD, 0.591% (1-month USLIBOR +0.500%), 8/25/2059	34,849,821
15,409,080		Series 2019-67, Class FB, 0.541% (1-month USLIBOR +0.450%), 11/25/2049	15,496,999
14,208,893		Series 2019-81, Class FJ, 0.591% (1-month USLIBOR +0.500%), 1/25/2050	14,329,012
25,446,675		REMIC, Series 2020-34, Class FA, 0.541% (1-month USLIBOR +0.450%), 6/25/2050	25,633,532
		TOTAL	180,895,769
		Government National Mortgage Association REMIC— 19.0%
204,373		Series 2004-59, Class FV, 0.349% (1-month USLIBOR +0.250%), 10/20/2033	205,147
322,041		Series 2009-96, Class GF, 0.550% (1-month USLIBOR +0.450%), 4/16/2039	323,103
7,096,155		Series 2010-62, Class PF, 0.599% (1-month USLIBOR +0.500%), 5/20/2040	7,184,129
4,788,088		Series 2011-23, Class KF, 0.500% (1-month USLIBOR +0.400%), 2/16/2041	4,836,876
Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Government National Mortgage Association REMIC— continued
$ 3,081,579		Series 2011-51, Class FA, 0.499% (1-month USLIBOR +0.400%), 4/20/2041	$3,108,267
11,971,411		Series 2012-H15, Class FB, 0.610% (1-month USLIBOR +0.500%), 6/20/2062	12,023,621
3,459,600		Series 2012-H18, Class FA, 0.660% (1-month USLIBOR +0.550%), 8/20/2062	3,477,413
3,395,062		Series 2012-H18, Class SA, 0.690% (1-month USLIBOR +0.580%), 8/20/2062	3,426,985
7,673,831		Series 2012-H24, Class FC, 0.510% (1-month USLIBOR +0.400%), 10/20/2062	7,698,513
12,094,308		Series 2012-H25, Class BF, 0.490% (1-month USLIBOR +0.380%), 9/20/2062	12,117,468
10,223,668		Series 2012-H29, Class BF, 0.450% (1-month USLIBOR +0.340%), 11/20/2062	10,235,912
9,598,387		Series 2012-H29, Class CF, 0.450% (1-month USLIBOR +0.340%), 2/20/2062	9,609,593
1,962,971		Series 2012-H30, Class SA, 0.480% (1-month USLIBOR +0.370%), 12/20/2062	1,968,727
6,882,743		Series 2012-H31, Class FA, 0.460% (1-month USLIBOR +0.350%), 11/20/2062	6,893,455
20,871,533		Series 2015-H02, Class FA, 0.760% (1-month USLIBOR +0.650%), 1/20/2065	21,109,851
21,303,127		Series 2015-H06, Class FB, 0.760% (1-month USLIBOR +0.650%), 2/20/2065	21,556,558
13,846,581		Series 2016-120, Class FA, 0.499% (1-month USLIBOR +0.400%), 9/20/2046	13,916,977
11,862,260		Series 2016-147, Class AF, 0.499% (1-month USLIBOR +0.400%), 10/20/2046	11,923,801
17,379,721		Series 2016-H26, Class FC, 1.110% (1-month USLIBOR +1.000%), 12/20/2066	17,871,980
21,870,246		Series 2017-H08, Class FC, 0.710% (1-month USLIBOR +0.600%), 3/20/2067	22,203,933
15,360,517		Series 2019-10, Class FC, 0.549% (1-month USLIBOR +0.450%), 1/20/2049	15,445,483
		TOTAL	207,137,792
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $573,837,055)	579,484,814
		GOVERNMENT AGENCIES— 8.6%
	[1]	Federal Farm Credit Bank System Floating Rate Notes— 2.0%
7,000,000		0.045% (Secured Overnight Financing Rate +0.035%), 4/21/2023	7,000,749
2,000,000		0.045% (Secured Overnight Financing Rate +0.035%), 5/19/2023	2,000,176
2,000,000		0.065% (Secured Overnight Financing Rate +0.055%), 12/15/2022	2,001,039
2,000,000		0.070% (Secured Overnight Financing Rate +0.060%), 12/1/2022	2,000,868
5,000,000		0.075% (Secured Overnight Financing Rate +0.065%), 8/20/2021	4,999,889
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
	[1]	Federal Farm Credit Bank System Floating Rate Notes— continued
$ 1,000,000		0.155% (Secured Overnight Financing Rate +0.145%), 7/28/2022	$1,001,527
2,500,000		0.310% (Secured Overnight Financing Rate +0.300%), 9/24/2021	2,502,228
		TOTAL	21,506,476
		Federal Farm Credit System— 2.0%
15,000,000		0.040%, 10/29/2021	14,998,368
2,000,000		0.080%, 12/21/2021	2,000,167
1,000,000		0.090%, 12/3/2021	1,000,029
1,500,000		0.090%, 1/6/2022	1,500,209
1,000,000		0.125%, 8/16/2021	1,000,160
1,650,000		0.130%, 6/17/2021	1,650,061
		TOTAL	22,148,994
	[1]	Federal Home Loan Bank System Floating Rate Notes— 2.4%
1,500,000		0.050% (Secured Overnight Financing Rate +0.040%), 3/17/2023	1,500,395
4,200,000		0.055% (Secured Overnight Financing Rate +0.045%), 5/27/2022	4,200,764
2,000,000		0.065% (Secured Overnight Financing Rate +0.055%), 2/3/2023	2,000,374
5,000,000		0.070% (Secured Overnight Financing Rate +0.060%), 4/26/2022	5,001,750
1,600,000		0.070% (Secured Overnight Financing Rate +0.060%), 12/2/2022	1,600,732
2,500,000		0.070% (Secured Overnight Financing Rate +0.060%), 12/16/2022	2,501,212
1,000,000		0.090% (Secured Overnight Financing Rate +0.080%), 2/25/2022	1,000,358
1,000,000		0.095% (Secured Overnight Financing Rate +0.085%), 5/20/2022	1,000,531
5,000,000		0.130% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,004,136
2,000,000		0.160% (Secured Overnight Financing Rate +0.150%), 9/3/2021	2,000,745
		TOTAL	25,810,997
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes— 1.3%
5,000,000		0.070% (Secured Overnight Financing Rate +0.060%), 6/14/2021	4,999,977
2,400,000		0.075% (Secured Overnight Financing Rate +0.065%), 11/9/2022	2,402,307
2,000,000		0.100% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,000,943
750,000		0.210% (Secured Overnight Financing Rate +0.200%), 3/11/2022	751,014
3,500,000		0.280% (Secured Overnight Financing Rate +0.270%), 6/24/2021	3,500,419
		TOTAL	13,654,660
	[1]	Federal National Mortgage Association Floating Rate Notes— 0.9%
1,000,000		0.180% (Secured Overnight Financing Rate +0.170%), 3/9/2022	1,001,191
1,000,000		0.230% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,001,714
2,000,000		0.240% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,003,688
2,300,000		0.280% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,305,081
1,500,000		0.320% (Secured Overnight Financing Rate +0.310%), 10/25/2021	1,501,688
1,000,000		0.330% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,002,679
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES— continued
	[1]	Federal National Mortgage Association Floating Rate Notes— continued
$ 1,500,000		0.330% (Secured Overnight Financing Rate +0.320%), 4/28/2022	$1,504,028
		TOTAL	10,320,069
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $93,398,371)	93,441,196
		U.S. TREASURIES— 6.9%
	[2]	U.S. Treasury Bills— 6.1%
10,000,000		United States Treasury Bills, 0.040%, 10/21/2021	9,999,115
15,000,000		United States Treasury Bills, 0.045%, 6/10/2021	14,999,967
4,400,000		United States Treasury Bills, 0.090%, 6/22/2021	4,399,973
10,000,000		United States Treasury Bills, 0.090%, 6/24/2021	9,999,911
5,000,000		United States Treasury Bills, 0.090%, 6/29/2021	4,999,950
5,000,000		United States Treasury Bills, 0.090%, 7/8/2021	4,999,949
5,000,000		United States Treasury Bills, 0.090%, 7/15/2021	4,999,906
5,000,000		United States Treasury Bills, 0.095%, 6/1/2021	5,000,000
7,000,000		United States Treasury Bills, 0.100%, 7/1/2021	6,999,939
		TOTAL	66,398,710
		U.S. Treasury Notes— 0.8%
4,000,000		United States Treasury Floating Rate Notes, 0.049% (91-day T-Bill +0.034%), 6/2/2021	4,000,007
1,500,000		United States Treasury Notes, 1.250%, 10/31/2021	1,507,526
3,000,000		United States Treasury Notes, 1.500%, 10/31/2021	3,018,107
		TOTAL	8,525,640
		TOTAL U.S. TREASURIES (IDENTIFIED COST $74,919,627)	74,924,350
		MORTGAGE-BACKED SECURITIES— 0.2%
		Federal National Mortgage Association— 0.2%
2,147,632		3.500%, 9/1/2049	2,307,667
41,159		7.500%, 1/1/2032	48,313
135,798		7.500%, 8/1/2032	160,289
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,524,179)	2,516,269
	[1]	ADJUSTABLE RATE MORTGAGES— 0.2%
		Federal National Mortgage Association ARM— 0.2%
57,788		1.189%, 9/1/2027	58,176
97,872		1.548%, 5/1/2040	100,008
12,195		1.548%, 5/1/2040	12,465
111,452		1.548%, 8/1/2040	113,919
27,313		2.047%, 5/1/2036	28,549
84,647		2.299%, 4/1/2024	85,331
11,400		2.340%, 2/1/2033	11,925
Annual Shareholder Report

Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— continued
$ 603,838		2.374%, 4/1/2033	$613,789
7,049		2.415%, 12/1/2032	7,389
189,434		2.520%, 6/1/2036	198,356
461,553		2.541%, 8/1/2034	483,490
183,522		2.547%, 9/1/2035	191,457
11,951		2.553%, 8/1/2032	12,191
345,317		2.623%, 9/1/2037	366,574
109,838		2.720%, 6/1/2036	114,114
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,371,052)	2,397,733
		REPURCHASE AGREEMENTS— 31.3%
131,677,000		Interest in $2,155,000,000 joint repurchase agreement 0.01%, dated 5/28/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,155,002,394 on 6/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2050 and the market value of those underlying securities was $2,198,102,443.	131,677,000
200,000,000		Interest in $1,300,000,000 joint repurchase agreement 0.01%, dated 5/28/2021 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,300,001,444 on 6/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2071 and the market value of those underlying securities was $1,337,945,081.	200,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.08%, dated 2/9/2021 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,000,400,000 on 8/9/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2060 and the market value of those underlying securities was $1,020,688,698.	10,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $341,677,000)	341,677,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,088,727,284)[3]	1,094,441,362
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(1,826,660)
		TOTAL NET ASSETS—100%	$1,092,614,702

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.88	$9.83	$9.83	$9.83	$9.82	$9.87
Income From Investment Operations:
Net investment income (loss)	0.00	0.11[2]	0.15	0.09[2]	0.03	(0.01)
Net realized and unrealized gain (loss)	0.03	0.08	(0.00)[3]	0.00[3]	0.00[3]	(0.04)
Total Income From Investment Operations	0.03	0.19	0.15	0.09	0.03	(0.05)
Less Distributions:
Distributions from net investment income	(0.01)	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]
Distributions from net realized gain	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.01)	(0.14)	(0.15)	(0.09)	(0.02)	(0.00)[3]
Net Asset Value, End of Period	$9.90	$9.88	$9.83	$9.83	$9.83	$9.82
Total Return[4]	0.32%	1.92%	1.49%	0.95%	0.35%	(0.49)%
Ratios to Average Net Assets:
Net expenses[5]	0.41%	0.50%	0.71%[6]	0.71%	0.71%	0.70%
Net investment income (loss)	0.09%	1.12%	1.78%[6]	0.91%	0.25%	(0.08)%
Expense waiver/reimbursement[7]	0.20%	0.28%	0.27%[6]	0.33%	0.33%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,072	$39,260	$7,551	$7,283	$9,318	$8,265
Portfolio turnover	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.93	$9.89	$9.89	$9.89	$9.87	$9.92
Income From Investment Operations:
Net investment income (loss)	0.02	0.16[2]	0.18	0.14[2]	0.07	0.04[2]
Net realized and unrealized gain (loss)	0.04	0.05	(0.00)[3]	0.00[3]	0.02	(0.05)
Total Income From Investment Operations	0.06	0.21	0.18	0.14	0.09	(0.01)
Less Distributions:
Distributions from net investment income	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)
Distributions from net realized gain	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.04)
Net Asset Value, End of Period	$9.96	$9.93	$9.89	$9.89	$9.89	$9.87
Total Return[4]	0.57%	2.12%	1.87%	1.40%	0.90%	(0.11)%
Ratios to Average Net Assets:
Net expenses[5]	0.26%	0.26%	0.26%[6]	0.26%	0.26%	0.25%
Net investment income	0.24%	1.66%	2.24%[6]	1.37%	0.70%	0.39%
Expense waiver/reimbursement[7]	0.22%	0.24%	0.22%[6]	0.27%	0.27%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$798,369	$806,378	$548,896	$455,799	$580,916	$525,218
Portfolio turnover	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,
	2021	2020		2018	2017	2016
Net Asset Value, Beginning of Period	$9.93	$9.88	$9.89	$9.88	$9.87	$9.92
Income From Investment Operations:
Net investment income (loss)	0.02	0.16[2]	0.18	0.13[2]	0.06	0.03[2]
Net realized and unrealized gain (loss)	0.02	0.05	(0.01)	0.01	0.01	(0.05)
Total From Investment Operations	0.04	0.21	0.17	0.14	0.07	(0.02)
Less Distributions:
Distributions from net investment income	(0.02)	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)
Distributions from net realized gain	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]	—
Total Distributions	(0.02)	(0.16)	(0.18)	(0.13)	(0.06)	(0.03)
Net Asset Value, End of Period	$9.95	$9.93	$9.88	$9.89	$9.88	$9.87
Total Return[4]	0.37%	2.12%	1.69%	1.40%	0.70%	(0.21)%
Ratios to Average Net Assets:
Net expenses[5]	0.36%	0.36%	0.36%[6]	0.36%	0.36%	0.35%
Net investment income	0.14%	1.60%	2.13%[6]	1.27%	0.58%	0.29%
Expense waiver/reimbursement[7]	0.22%	0.24%	0.22%[6]	0.27%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,175	$228,306	$211,677	$222,133	$254,978	$308,777
Portfolio turnover	30%	26%	31%	18%	19%	8%

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,		Period Ended 5/31/2019[1]	Year Ended July 31,		Period Ended 7/31/2016[2]
	2021	2020		2018	2017
Net Asset Value, Beginning of Period	$9.93	$9.89	$9.89	$9.89	$9.87	$9.86
Income From Investment Operations:
Net investment income (loss)	0.03	0.15[3]	0.18	0.15[3]	0.09[3]	0.02[3]
Net realized and unrealized gain (loss)	0.02	0.06	(0.00)[4]	(0.01)	(0.00)[4]	0.01
Total From Investment Operations	0.05	0.21	0.18	0.14	0.09	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Distributions from net realized gain	(0.00)[4]	—	—	(0.00)[4]	(0.00)[4]	—
Total Distributions	(0.03)	(0.17)	(0.18)	(0.14)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.95	$9.93	$9.89	$9.89	$9.89	$9.87
Total Return[5]	0.49%	2.14%	1.89%	1.42%	0.92%	0.28%
Ratios to Average Net Assets:
Net expenses[6]	0.24%	0.24%	0.24%[7]	0.24%	0.24%	0.23%[7]
Net investment income	0.26%	1.55%	2.27%[7]	1.49%	0.91%	0.66%[7]
Expense waiver/reimbursement[8]	0.19%	0.22%	0.19%[7]	0.24%	0.25%	0.24%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,998	$54,636	$35,355	$18,767	$5,002	$59
Portfolio turnover	30%	26%	31%	18%	19%	8%[9]

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from March 29, 2016, (date of initial investment) to July 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021

Assets:
Investment in repurchase agreements	$341,677,000
Investment in securities	752,764,362
Investment in securities, at value including (identified cost $1,088,727,284)	1,094,441,362
Cash	664
Income receivable	84,389
Receivable for investments sold	657
Receivable for shares sold	128,372
Total Assets	1,094,655,444
Liabilities:
Payable for shares redeemed	1,812,802
Income distribution payable	24,051
Payable for investment adviser fee (Note 5)	13,210
Payable for administrative fee (Note 5)	9,378
Payable for portfolio accounting fees	60,916
Payable for transfer agent fees	66,944
Payable for other service fees (Notes 2 and 5)	21,048
Accrued expenses (Note 5)	32,393
Total Liabilities	2,040,742
Net assets for 109,778,708 shares outstanding	$1,092,614,702
Net Assets Consist of:
Paid-in capital	$1,086,757,372
Total distributable earnings (loss)	5,857,330
Total Net Assets	$1,092,614,702
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($34,072,391 ÷ 3,442,161 shares outstanding), no par value, unlimited shares authorized	$9.90
Institutional Shares:
Net asset value per share ($798,369,295 ÷ 80,196,487 shares outstanding), no par value, unlimited shares authorized	$9.96
Service Shares:
Net asset value per share ($187,175,150 ÷ 18,805,796 shares outstanding), no par value, unlimited shares authorized	$9.95
Class R6 Shares:
Net asset value per share ($72,997,866 ÷ 7,334,264 shares outstanding), no par value, unlimited shares authorized	$9.95
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended May 31, 2021

Investment Income:
Interest	$5,192,723
Expenses:
Investment adviser fee (Note 5)	3,072,894
Administrative fee (Note 5)	801,897
Custodian fees	50,938
Transfer agent fees (Note 2)	529,521
Directors’/Trustees’ fees (Note 5)	7,393
Auditing fees	30,300
Legal fees	11,211
Portfolio accounting fees	183,269
Other service fees (Notes 2 and 5)	285,919
Share registration costs	116,769
Printing and postage	28,647
Miscellaneous (Note 5)	61,683
TOTAL EXPENSES	5,180,441
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,954,030)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(240,109)
TOTAL WAIVER AND REIMBURSEMENTS	(2,194,139)
Net expenses	2,986,302
Net investment income	2,206,421
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	812,941
Net change in unrealized appreciation of investments	1,705,311
Net realized and unrealized gain (loss) on investments	2,518,252
Change in net assets resulting from operations	$4,724,673
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,206,421	$14,391,342
Net realized gain (loss)	812,941	283,035
Net change in unrealized appreciation/depreciation	1,705,311	4,649,250
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,724,673	19,323,627
Distributions to Shareholders:
Class A Shares	(53,250)	(142,997)
Institutional Shares	(1,849,650)	(9,985,115)
Service Shares	(387,312)	(3,329,834)
Class R6 Shares	(193,150)	(668,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,483,362)	(14,126,261)
Share Transactions:
Proceeds from sale of shares	836,465,978	890,641,423
Net asset value of shares issued to shareholders in payment of distributions declared	2,100,149	13,082,730
Cost of shares redeemed	(876,772,295)	(583,820,827)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,206,168)	319,903,326
Change in net assets	(35,964,857)	325,100,692
Net Assets:
Beginning of period	1,128,579,559	803,478,867
End of period	$1,092,614,702	$1,128,579,559
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2021
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Government Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
Prior to June 29, 2020, the names of the Trust and Fund were Federated Institutional Trust and Federated Government Ultrashort Duration Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Annual Shareholder Report

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown
Annual Shareholder Report

gains and losses) are classified as part of investment income. The detail of the total fund expense waiver and reimbursement of $2,194,139 is disclosed in this Note 2 and Note 5. For the year ended May 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$16,087	$(3,241)
Institutional Shares	372,255	(168,458)
Service Shares	134,735	(68,410)
Class R6 Shares	6,444	—
TOTAL	$529,521	$(240,109)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended May 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$64,795
Service Shares	221,124
TOTAL	$285,919
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2021		Year Ended 5/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,473,078	$34,366,759	4,444,493	$43,715,805
Shares issued to shareholders in payment of distributions declared	4,644	45,938	14,120	138,883
Shares redeemed	(4,010,789)	(39,696,975)	(1,251,370)	(12,305,542)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(533,067)	$(5,284,278)	3,207,243	$31,549,146
	Year Ended 5/31/2021		Year Ended 5/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	67,925,777	$676,282,598	67,345,786	$666,060,801
Shares issued to shareholders in payment of distributions declared	154,998	1,542,809	923,974	9,136,530
Shares redeemed	(69,064,068)	(687,276,042)	(42,616,587)	(421,262,910)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(983,293)	$(9,450,635)	25,653,173	$253,934,421
	Year Ended 5/31/2021		Year Ended 5/31/2020
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,322,619	$62,877,977	7,818,802	$77,271,615
Shares issued to shareholders in payment of distributions declared	36,886	367,050	329,633	3,258,782
Shares redeemed	(10,543,560)	(104,932,831)	(6,574,431)	(64,990,024)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,184,055)	$(41,687,804)	1,574,004	$15,540,373
Annual Shareholder Report

	Year Ended 5/31/2021		Year Ended 5/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,325,237	$62,938,644	10,483,491	$103,593,202
Shares issued to shareholders in payment of distributions declared	14,503	144,352	55,463	548,535
Shares redeemed	(4,507,540)	(44,866,447)	(8,613,075)	(85,262,351)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,832,200	$18,216,549	1,925,879	$18,879,386
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,868,215)	$(38,206,168)	32,360,299	$319,903,326
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2021 and 2020, was as follows:
	2021	2020
Ordinary income[1]	$2,483,362	$14,126,261

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2021, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$143,252
Net unrealized appreciation	$5,714,078

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At May 31, 2021, the cost of investments for federal tax purposes was $1,088,727,284. The net unrealized appreciation of investments for federal tax purposes was $5,714,078. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,758,327 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,249.
The Fund used capital loss carryforwards of $702,630 to offset capital gains realized during the year ended May 31, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the Adviser voluntarily waived $1,954,030 of its fee and voluntarily reimbursed $240,109 of transfer agent fees.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. Effective December 1, 2019, the Distribution (Rule 12b-1) Services Fee has been eliminated from Class A Shares and Class A Shares no longer charges this fee. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Service Shares	0.05%
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
The Fund’s Service Shares class does not accrue or charge a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the
Annual Shareholder Report

Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended May 31, 2021, were as follows:
Purchases	$171,592,112
Sales	$251,755,427
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020, which was renewed on June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2021, the Fund had no outstanding loans. During the year ended May 31, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2021, there were no outstanding loans. During the year ended May 31, 2021, the program was not utilized.
Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. SUBSEQUENT EVENT
Effective August 1, 2021, the Investment Adviser Fee will be reduced from 0.30% to 0.25%.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED HERMES GOVERNMENT ULTRASHORT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Ultrashort Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Institutional Trust (the “Trust”)), including the portfolio of investments, as of May 31, 2021, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended, the financial highlights for the two years in the period then ended, the period from August 1, 2018 to May 31, 2019 and each of the three years in the period ended July 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Institutional Trust) at May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended, the period from August 1, 2018 to May 31, 2019 and each of the three years in the period ended July 31, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
July 23, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2020	Ending Account Value 5/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.20	$2.04
Institutional Shares	$1,000	$1,001.00	$1.30
Service Shares	$1,000	$999.50	$1.79
Class R6 Shares	$1,000	$1,000.10	$1.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.89	$2.07
Institutional Shares	$1,000	$1,023.64	$1.31
Service Shares	$1,000	$1,023.14	$1.82
Class R6 Shares	$1,000	$1,023.73	$1.21

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.41%
Institutional Shares	0.26%
Service Shares	0.36%
Class R6 Shares	0.24%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; formerly,
Chairman and CEO, The Collins Group, Inc. (a private equity
firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, KLX Energy Services Holdings, Inc. (oilfield services); former
Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; and Director and Vice Chair, Our Campaign for the
Church Alive!, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Ultrashort Duration Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year period was at the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective August 1, 2021. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Government Ultrashort Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the “Trust’’ (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Ultrashort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
28968 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 – $95,440

Fiscal year ended 2020 - $97,990

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2021 - $0

Fiscal year ended 2020 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2021 – 0%

Fiscal year ended 2020 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2021 - $62,345

Fiscal year ended 2020 - $231,361

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021